Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
The were no changes in preferred shares issued and outstanding for the years ended December 31, 2018 and December 31, 2017.

The changes in common shares issued and outstanding for the years ended December 31 were as follows:

	2018			2017
Common shares (in millions of shares)	Number of shares		Amount	Number of shares	Amount
Balance, January 1	610.5		$8,582	613.6	$8,614
Stock options exercised (Note 19)	0.4		16	0.4	18
Common shares purchased for cancellation(1)	(12.5)	(2)	(183)	(3.5)	(50)
Common shares issued as consideration for business acquisition	0.1		4	—	—
Balance, December 31	598.5		$8,419	610.5	$8,582

(1)
On August 14, 2018 and August 14, 2017, SLF Inc. launched normal course issuer bids to purchase and cancel up to 14 million common shares of SLF Inc. ("commons shares") between August 14, 2018 and August 13, 2019 (the "2018 NCIB") and 11.5 million common shares between August 14, 2017 and August 13, 2018, respectively. Common shares purchased for cancellation are purchased through the facilities of the Toronto Stock Exchange, other Canadian stock exchanges, and/or alternative Canadian trading platforms, at prevailing market rates, or by way of private agreements or share repurchase programs under issuer bid exemption orders issued by securities regulatory authorities at a discount to the prevailing market price. On December 10, 2018, in connection with the 2018 NCIB, SLF Inc. implemented an automatic repurchase plan with its designated broker in order to facilitate purchases of common shares. Under the automatic repurchase plan, SLF Inc.’s designated broker may purchase common shares pursuant to the 2018 NCIB at times when SLF Inc. ordinarily would not be active in the market due to regulatory restrictions or self-imposed blackout periods. In 2018, SLF Inc. purchased and cancelled approximately 12.5 million common shares at an average price per share of $50.83 for a total amount of $635 under these programs. An additional 0.1 million common shares were purchased in 2018 and cancelled in 2019 at an average price of $44.91 for a total amount of $6 under the 2018 NCIB. The total amount paid to purchase the shares is allocated to Common shares and Retained earnings in our Consolidated Statements of Changes in Equity. The amount allocated to Common shares is based on the average cost per common share and amounts paid above the average cost are allocated to Retained earnings.

(2)
1.1 million shares were purchased pursuant to a third-party share repurchase program under an issuer bid exemption order at a discount to the prevailing market price of the common shares on the Toronto Stock Exchange.

Further information on the preferred shares outstanding as at December 31, 2018, is as follows:

Class A Preferred shares (in millions of shares)	Issue date	Annual dividend rate	Annual dividend per share		Earliest par call or redemption date(1)		Number of shares	Face amount	Net amount(2)
Series 1	February 25, 2005	4.75%		$1.19		Any time	16.0	$400	$394
Series 2	July 15, 2005	4.80%		$1.20		Any time	13.0	325	318
Series 3	January 13, 2006	4.45%		$1.11		Any time	10.0	250	245
Series 4	October 10, 2006	4.45%		$1.11		Any time	12.0	300	293
Series 5	February 2, 2007	4.50%		$1.13		Any time	10.0	250	245
Series 8R(3)	May 25, 2010	2.275%	(3)	$0.57		June 30, 2020(4)	5.2	130	127
Series 9QR(6)	June 30, 2015	Floating	(5)	Floating		June 30, 2020(7)	6.0	150	147
Series 10R(3)	August 12, 2011	2.842%	(3)	$0.71	(8)	September 30, 2021(4)	6.9	173	169
Series 11QR(6)	September 30, 2016	Floating	(5)	Floating		September 30, 2021(7)	1.1	27	26
Series 12R(3)	November 10, 2011	3.806%	(3)	$0.95	(8)	December 31, 2021(4)	12.0	300	293
Total preferred shares							92.2	$2,305	$2,257

(1)	Redemption of all preferred shares is subject to regulatory approval.

(2)	Net of after-tax issuance costs.

(3)
On the earliest redemption date and every five years thereafter, the dividend rate will reset to an annual rate equal to the 5-year Government of Canada bond yield plus a spread specified for each series. The specified spread for Class A shares is: Series 8R – 1.41%, Series 10R – 2.17% and Class A Non-Cumulative 5-Year Rate Reset Preferred Shares Series 12R ("Series 12R Shares") – 2.73%. On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert their shares into the series that is one number higher than their existing series.

(4)	Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share.

(5)
Holders are entitled to receive quarterly floating rate non-cumulative dividends at an annual rate equal to the then 3-month Government of Canada treasury bill yield plus a spread specified for each series. The specified spread for Class A shares is: Series 9QR – 1.41% and Series 11QR – 2.17%.

(6)
On the earliest redemption date and every five years thereafter, holders will have the right, at their option, to convert those shares into the series that is one number lower than their existing series.

(7)	Redeemable on the redemption date and every five years thereafter, in whole or in part, at $25.00 per share, and on any other date at $25.50 per share.
(8) The annual dividend per share in the table above is the amount paid per share in 2018.